Income Taxes - Summary of total provision for income taxes from continuing operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Federal tax expense at statutory rate	$ (235,000)	$ 146,000
State tax expense	(10,000)	15,000
Permanent items	5,000
Change in valuation allowance	(240,000)	(161,000)
Income taxes